EQUITY - Schedule of fair value assumptions of share options (Details) - Y	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Option Plan
Dividend yield (as a percent)	0.00%	0.00%
Minimum
Share Option Plan
Expected volatility (as a percent)	40.00%	40.00%
Risk-free interest rate (as a percent)	0.10%	0.10%
Term of the stock options	2	2
Maximum
Share Option Plan
Expected volatility (as a percent)	60.00%	60.00%
Risk-free interest rate (as a percent)	2.50%	2.50%
Term of the stock options	4	4